CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Bridge Notes	Common Stock Extension Note	Common Stock	Additional Paid-in Capital Bridge Notes	Additional Paid-in Capital Extension Note	Additional Paid-in Capital	Accumulated Deficit	Bridge Notes	Extension Note	Total
Balance at the beginning at Dec. 31, 2021			$ 344				$ (3,334,812)			$ (3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021			3,432,000
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value							(1,142,603)			(1,142,603)
Issuance of shares, net of offering cost	$ 3			$ 284,421				$ 284,424
Issuance of shares, net of offering cost (in shares)	30,000							30,000
Issuance of warrants issued with Bridge Note, net of offering costs				$ 8,552				$ 8,552
Net loss							(3,242,501)			(3,242,501)
Balance at the end at Dec. 31, 2022						$ 292,973	(7,719,916)			(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022			3,462,000
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value							(682,671)			(682,671)
Issuance of shares, net of offering cost		$ 1	$ 2		$ 115,471	214,198			$ 115,472	214,200
Issuance of shares, net of offering cost (in shares)		7,000	20,000						7,000
Excise tax payable attributable to redemption of common stock						(72,396)				(72,396)
Net loss							(4,413,866)			(4,413,866)
Balance at the end at Dec. 31, 2023			$ 350			$ 550,246	$ (12,816,453)			$ (12,265,857)
Balance at the end (in shares) at Dec. 31, 2023			3,489,000